Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Feb. 13, 2017	Jun. 30, 2016
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	MPLX
Entity Registrant Name	MPLX LP
Entity Central Index Key	0001552000
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 8,400.0
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	MPLX
Entity Registrant Name	MPLX LP
Entity Central Index Key	0001552000
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 8,400.0
Common Units [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding		357,257,661
Entity Common Stock, Shares Outstanding		357,257,661
Class B Units [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding		3,990,878
Entity Common Stock, Shares Outstanding		3,990,878
General Partner Units [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding		7,372,419
Entity Common Stock, Shares Outstanding		7,372,419